Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

21.  Subsequent Events

On March 2, 2026, the board of directors of the Company has approved the declaration and distribution of a dividend of US$0.0605 per ordinary share, or US$0.0605 per ADS, to such holders as at the close of business on March 18, 2026, Hong Kong Time and New York Time, respectively. The aggregate amount of this dividend was US$37 million, which was paid in cash in April 2026.